Fair value of financial instruments (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial assets measured at fair value
Investment portfolio	$ 12,520	$ 18,088
Derivative financial assets	0	7,866	$ 0
Financial assets not measured at fair value
Cash and cash equivalents	29,268	67,762	$ 12,119	$ 10,417
Restricted cash	1,578	1,446
Current (terms of one year or less)	69,693	65,397
Non-Current (terms exceeding one year)	221	248
Other receivables	2,741	3,065
Financial liabilities measured at fair value
Derivative financial liabilities	419	12,688
Financial liabilities not measured at fair value
Accounts payable, accruals and other	20,982	20,783
Debentures	38,266	39,794
Level 1 [Member]
Financial assets measured at fair value
Investment portfolio	605	1,785
Financial assets not measured at fair value
Cash and cash equivalents	29,268	67,762
Restricted cash	1,578	1,446
Level 2 [Member]
Financial assets not measured at fair value
Current (terms of one year or less)	69,693	65,397
Other receivables	9,719	8,259
Financial liabilities measured at fair value
Derivative financial liabilities	419	12,688
Financial liabilities not measured at fair value
Accounts payable, accruals and other	20,773	20,783
Credit facility	46,180	44,983
Debentures	36,037	39,794
Level 3 [Member]
Financial assets measured at fair value
Investment portfolio	11,915	16,303
Derivative financial assets		7,866
Financial assets not measured at fair value
Non-Current (terms exceeding one year)	221	248
Total Fair Value [Member]
Financial assets measured at fair value
Investment portfolio	12,520	18,088
Derivative financial assets		7,866
Financial assets not measured at fair value
Cash and cash equivalents	29,268	67,762
Restricted cash	1,578	1,446
Current (terms of one year or less)	69,693	65,397
Non-Current (terms exceeding one year)	221	248
Other receivables	9,719	8,259
Financial liabilities measured at fair value
Derivative financial liabilities	419	12,688
Financial liabilities not measured at fair value
Accounts payable, accruals and other	20,773	20,783
Credit facility	46,180	44,983
Debentures	36,037	39,794
FVTPL [Member]
Financial assets measured at fair value
Investment portfolio	12,520	18,088
Derivative financial assets		7,866
Total financial assets measured at fair value	12,520	25,954
Financial liabilities measured at fair value
Derivative financial liabilities	419	12,688
Total Financial liabilities measured at fair value	419	12,688
Financial asset at amortized cost [Member]
Financial assets not measured at fair value
Cash and cash equivalents	29,268	67,762
Restricted cash	1,578	1,446
Current (terms of one year or less)	69,693	65,397
Non-Current (terms exceeding one year)	221	248
Other receivables	9,719	8,259
Total financial assets not measured at fair value	110,479	143,112
Other Financial Liabilities [Member]
Financial liabilities not measured at fair value
Accounts payable, accruals and other	20,773	20,783
Credit facility	46,180	44,983
Debentures	38,266	39,794
Total Financial liabilities not measured at fair value	105,219	105,560
Total Carrying Value [Member]
Financial assets measured at fair value
Investment portfolio	12,520	18,088
Derivative financial assets		7,866
Total financial assets measured at fair value	12,520	25,954
Financial assets not measured at fair value
Cash and cash equivalents	29,268	67,762
Restricted cash	1,578	1,446
Current (terms of one year or less)	69,693	65,397
Non-Current (terms exceeding one year)	221	248
Other receivables	9,719	8,259
Total financial assets not measured at fair value	110,479	143,112
Financial liabilities measured at fair value
Derivative financial liabilities	419	12,688
Total Financial liabilities measured at fair value	419	12,688
Financial liabilities not measured at fair value
Accounts payable, accruals and other	20,773	20,783
Credit facility	46,180	44,983
Debentures	38,266	39,794
Total Financial liabilities not measured at fair value	$ 105,219	$ 105,560